Subsequent Events (Details) - USD ($)	Mar. 18, 2024	Feb. 29, 2024
Subsequent Events [Line Items]
Gross proceeds	$ 2,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Promissory notes issue discounts		$ 25,000
Aggregate shares (in Shares)	1,538,461
Warrant to purchase	$ 1,538,461
Exercise price (in Dollars per share)	$ 1.3
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 125,000